Goodwill and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	£ 303	£ 203
Amortisation	77	16	£ 25
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	303	203
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	296	198
Capitalisation, intangible assets other than goodwill	145	120
Impairment loss recognised in profit or loss, intangible assets other than goodwill	4
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		(78)
Amortisation	£ 71	£ 91